Consolidated Statement of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Payments to suppliers and employees (inclusive of GST)	$ (3,210,966)	$ (3,095,422)	$ (2,849,722)
Interest received	262,818	13,530
Interest and other finance costs paid	(718,620)	(1,785)	(6,039)
Net cash used in operating activities	(3,666,768)	(3,083,677)	(2,855,761)
Cash Flows from Investing Activities
Payments for property, plant and equipment	(255,553)	(213,299)	(1,055,878)
Payments for exploration and evaluation	(12,398,898)	(23,647,509)	(24,799,177)
Loans to Snow Lake Resources	144,804	100,000	274,342
Loans to other entity	(996,546)		10,000
Loans to related party		103,813	41,814
Payments to acquire investments	(125,000)	(271,182)	(648,988)
Convertible note Asra Minerals	257,808	(250,000)
Proceeds from disposal of property, plant and equipment		38,500
Proceeds from disposal of investments	51,464		22,279,880
Loss of cash due to deconsolidation of Snow Lake Resources			(59,719)
Net cash used in investing activities	(13,321,921)	(24,139,677)	(3,957,726)
Cash Flows from Financing Activities
Proceeds from issue of shares	996,966	19,059,988	12,000,000
Proceeds from Issue of derivative financial liability		7,449,210
Proceeds from exercise of options	176	39,871
Share issue transaction costs	(10,250)	(1,390,454)	(846,964)
Net cash from financing activities	986,892	25,158,615	11,153,036
Net decrease in cash and cash equivalents	(16,001,797)	(2,064,739)	4,339,549
Cash and cash equivalents at the beginning of the financial year	19,240,707	21,278,936	15,516,112
Effects of exchange rate changes on cash and cash equivalents	(89,001)	26,510	1,423,275
Cash and Cash Equivalents at the End of the Financial Year	$ 3,149,909	$ 19,240,707	$ 21,278,936